CONTRACT ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Contract assets [abstract]
Schedule of contract assets

		December 31,	June 30,
		2022	2023	2023
		CNY	CNY	US$
		(Audited)	(Unaudited)	(Unaudited)

Non-current
Service concession assets	(a)	89,740	89,112	12,286
Less: impairment allowance		(27)	(27)	(4)
		89,713	89,085	12,282

Current
Service concession assets	(a)	7,423	7,423	1,023
Other contract assets	(b)	14,930	14,671	2,023
Less: impairment allowance		(706)	(4,252)	(586)
		21,647	17,842	2,460

Total		111,360	106,927	14,742

(a)	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a build-own-transfer ("BOT") arrangement rendered by the Group's subsidiary, Shaoguan Angrui Environmental Technology Development Co., Limited ("Shaoguan Angrui"). The facilities that the service concession arrangement relate to were under construction phases from June 2018 to December 2020 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2022, and June 30, 2023, the Group’s concession rights associated with the environmental water projects (comprising intangible assets, contract assets and trade receivables) with aggregate gross carrying amounts of CNY139,060 and CNY144,415, respectively, were pledged to secure bank loans from the Bank of Communications with outstanding balances of CNY74,000 and CNY72,500, respectively. Please refer to Note 18 for further details.

(b)	The balances as of December 31, 2022 and June 30, 2023 comprised contract assets arising from performance under certain water treatment plant construction service contracts. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.

		December 31,
		2021	2022	2022
		CNY	CNY	US$

Non-current
Service concession assets	(a)	91,062	89,740	13,010
Less: impairment allowance		(27)	(27)	(4)
		91,035	89,713	13,006

Current
Service concession assets	(a)	7,423	7,423	1,076
Other contract assets	(b)	8,443	14,930	2,164
Less: impairment allowance		(535)	(706)	(102)
		15,331	21,647	3,138

Total		106,366	111,360	16,144

(a)	Service concession assets bearing an imputed interest of 7% arose from the Group's revenue from construction service under a BOT arrangement rendered by the Group's subsidiary, Shaoguan Angrui. The facilities that the service concession arrangement relate to were under construction phases from June 2018 to January 2021 and commenced operation in January 2021.

The amounts for the service concession arrangement are not yet due for payment and will be settled by revenue to be generated during the operating periods of the service concession arrangement. Amounts billed will be transferred to trade receivables.

As of December 31, 2021 and 2022, the Group’s concession rights and assets associated with the environmental water projects (comprising intangible asset, contract assets and trade receivables) with aggregate gross carrying amounts of CNY129,437 and CNY139,060 (US$20,160), respectively, were pledged to secure bank loans from Bank of Communications with outstanding balances of CNY77,000 and CNY74,000 (US$10,728), respectively. Please refer to Note 21 for further details.

(b)	The balances as of December 31, 2021 and 2022 comprised contract assets arising from performance under a water treatment plant construction service contract. Such contracts include payment schedules that require progress payments over the service periods when milestones are reached.

Schedule of provision for impairment of contract assets

	Year Ended December 31,	Six Months Ended June 30,
	2022	2023	2023
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)

Beginning of the year/period	562	733	106
Provision for expected credit loss, net	171	3,546	484

End of the year/period	733	4,279	590

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Beginning of the year	205	562	81
Provision for expected credit losses, net	357	171	25

End of the year	562	733	106